FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	$ 13,736	$ 12,404
Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	0	0
Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	13,736	12,404
Marketable securities | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	13,736	12,404
Marketable securities | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	0	0
Marketable securities | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
Marketable securities | FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	$ 13,736	$ 12,404